Fair value measurement - Foreign exchange risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign exchange risk
Amount of exchange gain (loss) recognised	$ 234	$ (132)
Foreign exchange risk
Foreign exchange risk
Percentage of financial assets in other than functional currencies	27.00%	26.00%
Percentage of financial liabilities in other than functional currencies	64.00%	63.00%